Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the 2019 Plan and 2023 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2023	9,954	$2.67	7.48	$4,840
Options granted	619	4.67
Options exercised	(2,178)	2.01
Options forfeited or cancelled	(524)	3.01
Outstanding at December 31, 2023	7,871	$2.58	5.82	$2,639
Exercisable at December 31, 2023	6,207	$1.96	5.16	$2,637

Summary of Restricted Stock Unit Activity

A summary of the 2023 Plan restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2023	—	$—
Granted	40	$1.80
Vested	(40)	$1.80
Balance at December 31, 2023	—	$—
Vested and unreleased	40	$1.80
Outstanding at December 31, 2023	40	$1.80

Schedule of Stock-Based Compensation Expense

Calidi recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$1,075	$747
General and administrative	3,734	3,775
Total stock-based compensation expense	$4,809	$4,522

Schedule of Stock Options Valuation Assumptions
	Year Ended December 31,
	2023	2022
Expected volatility	88.76%	88.35%
Risk-free interest rate	3.81%	2.09%
Expected option life (in years)	5.80	6.00
Expected dividend yield	0.0%	0.0%